Long-Term borrowings	6 Months Ended
Jun. 30, 2024
Long-Term borrowings
Long-Term borrowings

4.Long-Term borrowings

Details of the Company’s credit facilities are discussed in Note 13 of the Company’s 2023 Annual Report and changes in the six months ended June 30, 2024 are discussed below.

Debt Obligations

		Unamortized		Outstanding
		Deferred		Net of Loan
		Financing Fees		Financing Fees
	Outstanding Balance as	as of June 30,		as of June 30,	Interest Rate
Vessel	of June 30, 2024	2024		2024	(SOFR(S)+Margin)
Milos	$33,975,000	$187,877		$33,787,123	S+1.75%
Poliegos	31,110,000	311,100		30,798,900	S+1.60%*
Kimolos	30,800,000	157,246		30,642,754	S+1.90%
Folegandros	30,800,000	157,246		30,642,754	S+1.90%
Nissos Sikinos	39,637,500	286,858		39,350,642	S+1.85%
Nissos Sifnos	39,637,500	288,573		39,348,927	S+1.85%
Nissos Rhenia	53,710,627	924,768		52,785,859	S+5.18%
Nissos Despotiko	54,074,816	939,287		53,135,529	S+5.18%
Nissos Donoussa	56,835,000	1,331,315	**	55,503,685	S+1.65%
Nissos Kythnos	60,000,000	234,761		59,765,239	S+1.40%
Nissos Keros	42,600,000	217,493		42,382,507	S+1.90%
Nissos Anafi	72,269,554	335,437		71,934,117	S+1.90%
Nissos Kea	64,565,625	644,646**		63,920,979	S+2.00%
Nissos Nikouria	65,475,000	714,317**		64,760,683	S+2.00%
Total	$675,490,622	$6,730,924		$668,759,698	S+2.35%
Poliegos (prior refinancing)	31,003,562	210,149		30,793,413
Total	$675,384,184	$6,629,973		$668,754,211
Other Finance-lease liabilities				4,502
Total				$668,758,713

*Reflects pricing of the Poliegos New Facility, which closed on July 1, 2024

**	Net of unamortized modification gain

On March 21, 2022, we, through two of our subsidiaries, Ark Marine S.A. and Theta Navigation Ltd, entered into an approximate $145.5 million sale and leaseback agreements with CMB Financial Leasing Co., Ltd. (“CMBFL”), with respect to our vessels, Nissos Kea and Nissos Nikouria. On June 29, 2023 and on January 26, 2024, respectively, we entered into amendment and restatement agreements of each bareboat charter to amend certain provisions of the bareboat charters. The charter period for each of the vessels is 84 months from December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria) and charterhire is payable quarterly as follows: (a) from the delivery date of each vessel and up to and including December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to the Nissos Nikouria), a fixed amount equal to $909,375 plus a variable amount by priced at 260 basis points (being 2.45% as margin and 0.15% as CAS) over the applicable three-month Term SOFR, and (b) following December 31, 2023, with respect to Nissos Kea, and March 3, 2024, with respect to the Nissos Nikouria, a fixed amount equal to $909,375 plus a variable amount priced at 200 basis points over the applicable three-month Term SOFR. The first part of the sale and leaseback relating to the delivery of Nissos Kea was drawn on March 31, 2022 and matures on the date falling 84 months from December 31, 2023 and the second part of the sale and leaseback relating to the delivery of Nissos Nikouria was drawn on June 3, 2022 and matures on the date falling 84 months from March 3, 2024. According to each bareboat charter, the Company has a purchase option that it can exercise annually as from December 31, 2024 (with respect to Nissos Kea) and March 3, 2025 (with respect to Nissos Nikouria). If the purchase option date falls after the first but prior to the seventh anniversary of December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria), the purchase option price for the relevant vessel is an amount equal to the opening capital balance i.e., $72,750,000 amount drawn per vessel (75% of the purchase price) minus charterhire paid (the “owner’s costs”), plus (a) accrued but unpaid charterhire, (b) breakfunding costs including any swap costs, (c) legal and other documented costs of the owner to sell the relevant vessel, and any other additional amounts due under the sale and leaseback documentation. If the purchase option date falls on the seventh anniversary of December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria), the purchase option price for the relevant vessel is an amount equal to $40,921,875 (the “amended owner’s costs”), plus (a) accrued but unpaid charterhire, (b) and other documented costs of the owner to sell the relevant vessel, and (c) any other additional amounts due under the sale and leaseback documentation. Each charter is guaranteed by us, and we have permitted a mortgage to be filed regarding the finance lease (no mortgage on either vessel has been registered so far) as well as entered into an account charge, general assignment, pledge of shares of the bareboat charterer, a builder’s warranties assignment, and a manager’s undertaking.

On January 29, 2024, we, through one of our subsidiaries Moonsprite Shipping Corp., entered into an approximately $73.5 million sale and leaseback agreements with CMBFL, with respect to our vessel Nissos Anafi. The charter period is 84 months from the vessel’s delivery date and charterhire is payable quarterly in a fixed amount equal to approximately $1.2 million plus a variable amount priced at 190 basis points over the applicable three-month Term SOFR. We also have the option to repurchase the vessel, such option being exercisable quarterly following the one-year anniversary of the vessel’s delivery. If the purchase option date falls prior to the seventh anniversary of the date of the vessel’s delivery, the purchase option price is an amount equal to the opening capital balance (i.e. $73,450,000 (being 65% of the purchase price) minus the fixed amount of charterhire paid on the purchase date (the “owners’ costs”), plus (a) accrued but unpaid charterhire, (b) legal and other documented costs of the owner to sell the vessel, (c) any break-funding costs, and (d) any other additional amounts due under the sale and leaseback documentation. The charter is guaranteed by the Company, and we have also entered into an account charge and a pledge of the shares of the bareboat charterer.

On January 31, 2024, we, through one of our vessel-owning subsidiaries, Omega One Marine Corp., entered into an $34.7 million senior secured term loan facility with Kexim Asia Limited and Kexim Bank (UK) Limited to refinance the then-existing indebtedness on our vessel Milos. The facility bears interest at the applicable Term SOFR, plus a margin of 1.75% per annum, and has a final maturity date in February 2030. The facility is repayable in 24 equal consecutive quarterly installments of $725,000, with a balloon payment of $17,300,000 due upon maturity. This facility is secured by, among other things, a first priority mortgage on Milos and is guaranteed by the Company.

On March 29, 2024, we repaid the remaining $16.7 million to Okeanis Marine Holdings S.A., an entity controlled by Mr. Ioannis Alafouzos, as repayment of the Sponsor’s loan principal relating to the acquisition of the Nissos Kea.

On May 21, 2024, we entered into a new $60 million senior secured credit facility for the VLCC vessel Nissos Kythnos with Danish Ship Finance A/S (the “Nissos Kythnos New Facility”) to refinance the Company’s existing facility and for general corporate purposes. The Nissos Kythnos New Facility is priced at 140 basis points over the applicable Term SOFR, until December 2026. Thereafter, a new applicable margin will be mutually agreed between the parties, for the remaining duration of the facility, which matures in six years. If the parties do not agree to a new applicable margin, the Company will have the ability to prepay the facility at no additional cost. The facility will be repaid in quarterly instalments of approximately $1.041 million each, together with a balloon installment of approximately $35.024 million payable at maturity, is secured by, among other things, security over the Nissos Kythnos, and is guaranteed by us. The facility also includes a sustainability linked margin adjustment provision, starting in 2025, whereby the applicable margin may decrease or increase by 5 basis points per year, subject to the Company meeting certain sustainability linked targets.

On May 21, 2024, we entered into an a supplemental agreement to the existing senior secured credit facility financing the VLCC vessel Nissos Donoussa (the “Nissos Donoussa Amendment”). The supplemental agreement provides for a reduction of the margin to 165 basis points over the applicable Term SOFR, through the duration of the facility.

On May 31, 2024, we repaid the remaining $17.6 million to Okeanis Marine Holdings S.A., an entity controlled by Mr. Ioannis Alafouzos, as repayment of the Sponsor’s loan principal relating to the acquisition of the Nissos Nikouria.

On June 20, 2024, we entered into a new $31.11 million senior secured credit facility to finance the option to purchase back the Suezmax vessel Poliegos from its sale and leaseback financier, Ocean Yield (the “Poliegos New Facility”). The Poliegos New Facility is provided by Bank SinoPac Co., Ltd, and the transaction closed on July 1, 2024. The Poliegos New Facility contains an interest rate of Term SOFR plus 160 basis points, matures in six years, and will be repaid in quarterly instalments of approximately $0.78 million each, together with a balloon instalment of approximately $12.44 million payable at maturity. The Poliegos New Facility is secured by, among other things, security over the Poliegos, and is guaranteed by the Company.

According to IFRS 9 “Financial Instruments”, each of the Existing Leases Amendments and NBG Supplemental Agreement are considered a modification of existing loans, which resulted in the recognition of a modification gain of $1.8 million, which amount has been included in the Company’s statement of profit or loss and other comprehensive income.

As at June 30, 2024, the loans’ fair values approximate their carrying values.

Lease liabilities connected to Right-of-Use assets

The Group has recognized the following finance liabilities with respect to the Right-of-Use assets:

	As of June 30,	As of December 31,
	2024	2023
Office space	$2,062	$14,518
Cars	2,440	19,220
Total	$4,502	$33,738

The maturities of lease liabilities are the following:

	As of June 30,	As of December 31,
	2024	2023
No later than one year	$4,929	$34,506
Later than one year and not later than five years	—	—
Total	$4,929	$34,506

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term
	borrowings,
	net of current	Current portion of
As of December 31, 2023	portion	long-term borrowings	Total
Outstanding loan balance	$619,582,782	$78,903,582	$698,486,364
Loan financing fees	(4,282,657)	(954,759)	(5,237,416)
Total	615,300,125	77,948,823	693,248,948

	Long-term
	borrowings,
	net of current	Current portion of
As of June 30, 2024	portion	long-term borrowings	Total
Outstanding loan balance	$599,765,494	$75,618,690	$675,384,184
Loan financing fees	(5,100,273)	(1,529,700)	(6,629,973)
Total	$594,665,221	$74,088,990	$668,754,211

The borrowings are repayable as follows:

USD	As of June 30, 2024	As of December 31, 2023
No later than one year	$75,618,690	$78,903,582
Later than one year and not later than five years	283,193,950	278,087,160
Thereafter	316,571,544	341,495,622
Total	$675,384,184	$698,486,364
Less: Amounts due for settlement within 12 months	(75,618,690)	(78,903,582)
Long-term borrowings, net of current portion	$599,765,494	$619,582,782

As of June 30, 2024 and December 31, 2023, the Group was in compliance with its covenants.